OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 19,120	$ 12,582
Deferred charter revenue	34,074	32,441
Other current liabilities	553	482
Provisions	76	0
Total other current liabilities	$ 53,823	$ 45,505